SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2019
Operating Segments [Abstract]
Summary of financial information by segment
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment for the periods under review:

	Total Attributable to Brookfield Infrastructure
AS OF JUNE 30, 2019	Utilities	Transport	Energy	Data Infrastructure	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
US$ MILLIONS
Total assets	$4,981	$6,203	$5,211	$1,804	$(1,965)	$16,234	$(2,324)	$21,064	$6,491	$41,465

	Total Attributable to Brookfield Infrastructure
AS OF DECEMBER 31, 2018	Utilities	Transport	Energy	Data Infrastructure	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
US$ MILLIONS
Total assets	$4,864	$6,424	$4,722	$1,446	$(929)	$16,527	$(2,350)	$17,545	$4,858	$36,580

1.
The above table provides each segment’s assets in the format that management organizes its segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment respectively. The above table reconciles Brookfield Infrastructure’s proportionate assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2019 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure(1)	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(2)

Revenues	$278	$386	$256	$67	$—	$987	$(369)	$1,067	$1,685
Costs attributed to revenues	(88)	(202)	(133)	(28)	—	(451)	180	(569)	(840)
General and administrative costs	—	—	—	—	(64)	(64)	—	—	(64)
Adjusted EBITDA	190	184	123	39	(64)	472	(189)	498
Other (expense) income	(9)	2	6	1	19	19	(1)	(15)	3
Interest expense	(38)	(51)	(33)	(10)	(22)	(154)	46	(133)	(241)
FFO	143	135	96	30	(67)	337	(144)	350
Depreciation and amortization	(44)	(94)	(65)	(30)	(1)	(234)	105	(194)	(323)
Deferred taxes	(27)	5	3	(1)	1	(19)	14	6	1
Mark-to-market on hedging items and other	44	(37)	(25)	(9)	41	14	(9)	(6)	(1)
Share of earnings from associates	—	—	—	—	—	—	34	—	34
Net income attributable to non-controlling interest and preferred unitholders	—	—	—	—	—	—	—	(156)	(156)
Net income (loss) attributable to partnership(3)	$116	$9	$9	$(10)	$(26)	$98	$—	$—	$98

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2018 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure(1)	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(2)

Revenues	$245	$410	$137	$45	$—	$837	$(368)	$575	$1,044
Costs attributed to revenues	(68)	(237)	(68)	(22)	—	(395)	211	(283)	(467)
General and administrative costs	—	—	—	—	(54)	(54)	—	—	(54)
Adjusted EBITDA	177	173	69	23	(54)	388	(157)	292
Other (expense) income	(8)	—	3	(1)	16	10	4	(26)	(12)
Interest expense	(30)	(40)	(18)	(3)	(13)	(104)	30	(51)	(125)
FFO	139	133	54	19	(51)	294	(123)	215
Depreciation and amortization	(43)	(85)	(38)	(17)	—	(183)	91	(96)	(188)
Deferred taxes	(12)	(1)	(1)	—	1	(13)	(3)	(10)	(26)
Mark-to-market on hedging items and other	(10)	(23)	(20)	1	79	27	34	(15)	46
Share of earnings from associates	—	—	—	—	—	—	1	—	1
Net income attributable to non-controlling interest and preferred unitholders	—	—	—	—	—	—	—	(94)	(94)
Net income (loss) attributable to partnership(3)	$74	$24	$(5)	$3	$29	$125	$—	$—	$125

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2019 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure(1)	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(2)

Revenues	$547	$775	$501	$129	$—	$1,952	$(737)	$2,063	$3,278
Costs attributed to revenues	(176)	(402)	(251)	(54)	—	(883)	357	(1,112)	(1,638)
General and administrative costs	—	—	—	—	(125)	(125)	—	—	(125)
Adjusted EBITDA	371	373	250	75	(125)	944	(380)	951
Other (expense) income	(19)	1	14	2	40	38	2	(53)	(13)
Interest expense	(72)	(100)	(61)	(19)	(42)	(294)	87	(246)	(453)
FFO	280	274	203	58	(127)	688	(291)	652
Depreciation and amortization	(89)	(185)	(124)	(55)	(1)	(454)	203	(364)	(615)
Deferred taxes	(40)	11	1	3	4	(21)	10	—	(11)
Mark-to-market on hedging items and other	33	(77)	(39)	(15)	13	(85)	26	3	(56)
Share of earnings from associates	—	—	—	—	—	—	52	—	52
Net income attributable to non-controlling interest and preferred unitholders	—	—	—	—	—	—	—	(291)	(291)
Net income (loss) attributable to partnership(3)	$184	$23	$41	$(9)	$(111)	$128	$—	$—	$128

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2018 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure(1)	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(2)

Revenues	$517	$834	$290	$88	$—	$1,729	$(791)	$1,119	$2,057
Costs attributed to revenues	(137)	(483)	(142)	(42)	—	(804)	431	(503)	(876)
General and administrative costs	—	—	—	—	(112)	(112)	—	—	(112)
Adjusted EBITDA	380	351	148	46	(112)	813	(360)	616
Other (expense) income	(11)	2	8	(2)	33	30	4	(51)	(17)
Interest expense	(61)	(83)	(36)	(6)	(30)	(216)	72	(95)	(239)
FFO	308	270	120	38	(109)	627	(284)	470
Depreciation and amortization	(101)	(184)	(71)	(37)	—	(393)	202	(190)	(381)
Deferred taxes	(27)	12	(3)	2	1	(15)	(12)	(14)	(41)
Mark-to-market on hedging items and other	(57)	(62)	(38)	1	(67)	(223)	98	(54)	(179)
Gain on sale of associates	—	—	—	—	338	338	—	—	338
Share of earnings from associates	—	—	—	—	—	—	(4)	—	(4)
Net income attributable to non-controlling interest and preferred unitholders	—	—	—	—	—	—	—	(212)	(212)
Net income attributable to partnership(3)	$123	$36	$8	$4	$163	$334	$—	$—	$334

1.	During the second quarter of 2018, our Communications Infrastructure segment was renamed to Data Infrastructure. There was no concurrent change in the operations which comprise the segment.

2.
The above table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations accounted for using the consolidation and equity methods under IFRS. The above table reconciles Brookfield Infrastructure’s proportionate results to our partnership’s Consolidated Statements of Operating Results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.

3.	Includes net income (loss) attributable to non-controlling interests—Redeemable Partnership Units held by Brookfield, non-controlling interests—Exchange LP Units, general partner and limited partners.
The following table represents the carrying value of our partnership’s investments in associates and joint ventures:

	As of
US$ MILLIONS	June 30, 2019	December 31, 2018
Utilities	$111	$92
Transport	2,382	2,497
Energy	1,178	1,183
Data infrastructure	923	710
Corporate	29	109
Ending Balance	$4,623	$4,591